Going Concern (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended		27 Months Ended
	Jun. 30, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017
Going Concern Details Narrative
Net profit (loss)	$ 6,334	$ (53,102)	$ (3,625)	$ (50,394)